SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 11, 2021 USD ($) $ / shares	Feb. 02, 2021 USD ($) $ / shares	Feb. 02, 2021 USD ($)
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares	$ 0.35
Dividend declared	$ 84.9
TMAC Resources Inc [Member]
SUBSEQUENT EVENTS
Cash consideration		$ 226.0	$ 226.0
Cash transferred (per share) | $ / shares		$ 2.20
Outstanding debt			$ 134.0
Percentage of net smetler of share acquired			1.50%
Maverix Metals Inc [Member]
SUBSEQUENT EVENTS
Cash consideration		$ 50.0	$ 50.0